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June 14, 2013

VIA EDGAR AND HAND DELIVERY

Larry Spirgel, Esq.

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Evoke Pharma, Inc.

Registration Statement on Form S-1

Filed May 24, 2013

File No. 333-188838

Dear Mr. Spirgel:

We are in receipt of the Staff’s letter dated June 3, 2013 with respect to the above-referenced Registration Statement (the “Registration Statement”). We are responding to the Staff’s comments on behalf of Evoke Pharma, Inc. (“Evoke” or the “Company”) as set forth below. Simultaneously with the filing of this letter, Evoke is submitting via EDGAR Amendment No. 1 to its Registration Statement on Form S-1 (the “Amendment”), responding to the Staff’s comments and updating the Registration Statement. Courtesy copies of this letter and the Amendment (marked to show changes thereto) are being submitted to the Staff by hand delivery.

Evoke’s responses set forth in this letter are numbered to correspond to the numbered comments in the Staff’s letter. All terms used but not defined herein have the meanings assigned to such terms in the Amendment. For ease of reference, we have set forth the Staff’s comments and Evoke’s response for each item below.

General

1.	As soon as practicable, please furnish us with a statement as to whether the amount of compensation to be allowed or paid to the underwriters has been cleared with FINRA. Prior to the effectiveness of this registration statement, please provided us with a copy of the letter or a call from FINRA informing us that FINRA has no additional concerns.

Evoke’s Response: The Company acknowledges the Staff’s comment. The underwriters have informed the Company that their counsel is in the process of clearing the compensation amount with FINRA.

2.	We note a number of blank spaces throughout your registration statement for information that you are not entitled to omit under Rule 430A, such as the anticipated price range information, the size of the offering and other information. Please include this disclosure as soon as practicable. Note that we may have additional comments once you have provided this disclosure. Therefore, allow us sufficient time to review your complete disclosure prior to any distribution of preliminary prospectuses.

Evoke’s Response: The Company acknowledges the Staff’s comment and will include the proposed price range, the number of offered shares and other omitted information as soon as those items have been determined.

3.	We note the graphics that you intend to include on the inside front cover page of the prospectus. It does not appear appropriate to present a graphic depicting the “Advantage of Intranasal Versus Oral Delivery for Diabetic Gastroparesis” in light of your product candidate’s stage of development, phase of clinical trials, and the results of your Phase 2b clinical trial showing efficacy only in women. Please revise your graphic to be consistent with the current status of the product candidate and the company.

Evoke’s Response: The Company has revised the graphics on the inside front cover page of the prospectus to indicate that the product is in development and is only targeted toward women. Specifically, the Company has removed the heading, “Advantage of Intranasal Versus Oral Delivery for Diabetic Gastroparesis,” in its entirety and replaced it with the following: “EVK-001 (Metoclopramide Nasal Spray): our novel approach under development for the relief of symptoms associated with acute and recurrent diabetic gastroparesis in women.” In addition, the Company has revised the graphics to include the following: “Intended to provide predictable absorption regardless of gastric emptying delays; Intended to provide symptom relief even during flares.”

Use of Proceeds, page 33

4.	We note your response to comment 9 from our letter dated May 16, 2013. Please revise your disclosure to include your response to this comment that you do not intend to repay the outstanding debt with any offering proceeds.

Evoke’s Response: The Company has revised the Amendment in accordance with the Staff’s comment. Please refer to the revisions on page 34 of the Amendment.

*     *     *

Any comments or questions regarding the foregoing should be directed to the undersigned at (858) 523-5435. Thank you in advance for your cooperation in connection with this matter.

Very truly yours,

/s/ Cheston J. Larson
Cheston J. Larson
of LATHAM & WATKINS LLP

Enclosures

cc:	Kathleen Krebs, Securities and Exchange Commission
Kate Beukenkamp, Securities and Exchange Commission
David A. Gonyer, R.Ph, Evoke Pharma, Inc.
Matthew T. Bush, Esq., Latham & Watkins LLP

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